Income Taxes, Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Items Giving Rise to Deferred Tax Assets [Abstract]
Allowance for loan losses	$ 1,557	$ 1,364
Deferred compensation	1,822	1,700
Deferred loan fees/costs	136	110
Other real estate owned	1	4
Accrued bonus	212	204
Purchase accounting adjustments	18	24
Net operating loss	99	115
Lease liability	235	274
Other	339	346
Items Giving Rise to Deferred Tax Liabilities [Abstract]
Mortgage servicing rights	(100)	(77)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	(647)	(140)
Prepaid expenses	(202)	(182)
Depreciation and amortization	(894)	(579)
Right-of-use asset	(235)	(274)
Other	0	0
Net deferred tax asset	1,665	$ 2,213
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	$ 471
Operating loss carryforwards, expiration date	Dec. 31, 2026